Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Schedule of Components of Income Tax Expense (Benefit)

	December 31
	2020	2019
Federal
Current	$248,554	$547,749
Deferred	(648,423)	(40,546)
State and Local
Current	—	—
Deferred	—	—
Change in Valuation allowance	520,318	168,651
Income tax provision (benefit)	$120,449	$675,854

Reconciliation between provision/(benefit) for income taxes and income taxes at statutory U.S. federal income tax rate

	2020		2019
	Amount	Percent of Pretax Income	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	$(414,970)	21.00%	$514,015	21.00%
Nondeductible/nontaxable items	885	-0.04%	2,436	0.10%
State taxes, net of federal benefit	-	0.00%	-	0.00%
State effect of perm items	-	0.00%	-	0.00%
Valuation allowance activity	520,318	-26.33%	168,651	6.89%
Deferred rate change	-	0.00%	-	0.00%
Federal payable true-up	16,652	-0.84%	(9,248)	-0.38%
Other	(2,436)	0.12%	1	0.00%
Total Income Tax Provision/(Benefit)	$120,449	-6.10%	$675,854	27.61%

Schedule of deferred income tax assets and liabilities

	December 31
	2020	2019
Deferred tax assets:
Unrealized gain/loss	$—	$—
Start-up cost	833,978	313,660
Total deferred tax assets	833,978	313,660
Valuation allowance	(833,978)	(313,660)

Deferred tax liabilities
Unrealized gain/loss	—	(128,105)
Net Deferred tax assets/(liabilities), net of allowance	$—	$(128,105)

Landsea Homes [Member]
Entity Listings [Line Items]
Schedule of Components of Income Tax Expense (Benefit)

	Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Current:
Federal	$833	$4,766	$8,372
State	1,104	2,505	3,779
Current tax provision	1,937	7,271	12,151

Deferred:
Federal	(3,602)	(705)	(5,442)
State	(1,416)	(407)	(2,096)
Deferred tax benefit	(5,018)	(1,112)	(7,538)

Total income tax (benefit) provision, net	$(3,081)	$6,159	$4,613

Reconciliation between provision/(benefit) for income taxes and income taxes at statutory U.S. federal income tax rate

	Year Ended December 31,
	2020	2019	2018
Federal income tax expense	21%	21%	21%
State income tax expense, net of federal tax effect	5.7	6.9	7.3
Permanent differences	(0.3)	0.1	—
Energy efficient home credit	5.6	(5.4)	—
Return to provision adjustment	(3.5)	(1.2)	(0.3)
Rate change	(3.2)	0.2	—
Change of valuation allowance	—	—	(16.8)
Effective tax rate	25.3%	21.6%	11.2%

Schedule of deferred income tax assets and liabilities

	December 31,
	2020	2019
	(dollars in thousands)
Deferred tax assets
Accrued expenses	$15,208	$12,306
Lease liability	1,748	1,869
Allowance, reserves, and other	225	526
Net operating loss and credit carryforward	25	21
Deferred tax asset	17,206	14,722

Deferred tax liabilities
Right-of-use asset	(1,635)	(1,762)
Basis difference in fixed assets and intangible assets	(1,457)	(274)
Basis difference in investments	(866)	(4,462)
Deferred tax liability	(3,958)	(6,498)

Net deferred tax asset	$13,248	$8,224